LEGG MASON ETF INVESTMENT TRUST

SUPPLEMENT DATED SEPTEMBER 1, 2021

TO THE SUMMARY PROSPECTUS AND PROSPECTUS

EACH DATED NOVEMBER 25, 2020

OF WESTERN ASSET SHORT DURATION INCOME ETF (THE “FUND”)

Effective September 1, 2021, the following changes are made to the Fund’s Summary Prospectus and Prospectus:

1a.	The following is added to the second paragraph in the section titled “Management – Investment professionals” in the Fund’s Summary Prospectus:

Investment professional	Title	Investment professional of the fund since
Dan Alexander	Portfolio Manager	September 2021

1b.	The following is added to the second paragraph in the section titled “More on fund management – Investment professionals” in the Fund’s Prospectus:

Investment professional	Title and recent biography	Investment professional of the fund since
Dan Alexander	Portfolio Manager and has been employed by Western Asset as an investment professional for at least the past five years.	September 2021

Please retain this supplement for future reference.

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